                                                  Filed pursuant to Rule 497(c)
                                                  File Nos. 33-9421 and 811-5526

                                   PROSPECTUS

                                  CHASE FUNDS

                             INVESTMENT STRATEGIES:

                    CHASE MONEY MARKET FUND: CURRENT INCOME

                         CHASE SHORT-INTERMEDIATE TERM
                    U.S. GOVERNMENT SECURITIES FUND: INCOME

                 CHASE U.S. GOVERNMENT SECURITIES FUND: INCOME

                   CHASE INTERMEDIATE TERM BOND FUND: INCOME

                           CHASE INCOME FUND: INCOME

                     CHASE BALANCED FUND: INCOME AND GROWTH

                  CHASE EQUITY INCOME FUND: GROWTH AND INCOME

                      CHASE CORE EQUITY FUND: TOTAL RETURN

                    CHASE EQUITY GROWTH FUND: CAPITAL GROWTH

                CHASE SMALL CAPITALIZATION FUND: CAPITAL GROWTH

                                 --------------
                                 PREMIER SHARES
                                 --------------

April 30, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their April 30, 1998 Statement of Additional Information, as amended periodically (the 'SAI'). For a free copy of the SAI, call the Chase Funds Service Center at 1-800-62-CHASE. The SAI has been filed with the Securities and Exchange Commission (the 'Commission') and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Funds' reports to shareholders and other information regarding the Funds which has been electronically filed with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT SUCH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Chase Funds are portfolios of Mutual Fund Investment Trust ('MFIT'), an open-end investment company organized as a Massachusetts business trust in September 1997. The Chase Funds are managed by The Chase Manhattan Bank ('Chase'), a subsidiary of The Chase Manhattan Corporation ('CMC'). As indicated below, certain of the Funds are successor investment portfolios to portfolios of the AVESTA Trust, the predecessor entity of MFIT. The AVESTA Trust was a collective trust established under the laws of the State of Texas by Chase Bank of Texas, National Association (herein, 'Chase Texas'). The AVESTA Trust was registered under the Investment Company Act of 1940 and was available solely for certain individual retirement accounts and pension and profit-sharing plans. The AVESTA Trust was converted and redomiciled into MFIT, effective as of January 1, 1998 (the 'Conversion'). Chase Texas acted as the trustee of the AVESTA Trust, and as trustee was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

                               TABLE OF CONTENTS

CHASE MONEY MARKET FUND....................................................     4

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND..............     8

CHASE U.S. GOVERNMENT SECURITIES FUND......................................    11

CHASE INTERMEDIATE TERM BOND FUND..........................................    14

CHASE INCOME FUND..........................................................    17

CHASE BALANCED FUND........................................................    21

CHASE EQUITY INCOME FUND...................................................    25

CHASE CORE EQUITY FUND.....................................................    29

CHASE EQUITY GROWTH FUND...................................................    32

CHASE SMALL CAPITALIZATION FUND............................................    36

COMMON INVESTMENT POLICIES.................................................    39

MANAGEMENT.................................................................    49

HOW TO BUY, SELL AND EXCHANGE SHARES.......................................    50

HOW THE FUNDS VALUE THEIR SHARES...........................................    52

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION................................    52

OTHER INFORMATION CONCERNING THE FUNDS.....................................    54

PERFORMANCE INFORMATION....................................................    56

                            CHASE MONEY MARKET FUND

                    FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Money Market Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign issuers; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's adviser to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements.

MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs') (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.

MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities laws.

                               EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.50%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $5        $16        $28        $ 63

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.29% and 0.59%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Money Market Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Money Market Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.

FINANCIAL HIGHLIGHTS

                                           For the years ended December 31,
                             -------------------------------------------------------------
                               1997          1996         1995         1994         1993
                             --------      --------      -------      -------      -------
Per share operating
  performance:
Net asset value, beginning
  of period................. $   1.00      $   1.00      $  1.00      $  1.00      $  1.00
                             --------      --------      -------      -------      -------
Income from investment
  operations:
  Net investment income.....    0.051         0.049        0.054        0.039        0.026
  Net gains or losses in
    securities (both
    realized and
    unrealized).............    0.000         0.000        0.000        0.000        0.000
                             --------      --------      -------      -------      -------
  Total from investment
    operations..............    0.051         0.049        0.054        0.039        0.026
                             --------      --------      -------      -------      -------
Less distributions:
  Dividends from net
    investment income.......    0.051         0.049        0.054        0.039        0.026
Net asset value, end of
  period.................... $   1.00      $   1.00      $  1.00      $  1.00      $  1.00
                             --------      --------      -------      -------      -------
                             --------      --------      -------      -------      -------
Total return................     5.10%         5.10%        5.57%        3.80%        2.60%
Ratios/supplemental data:
  Net assets, end of period
    (000 omitted)........... $134,579      $119,106      $71,310      $55,505      $28,024
  Ratios to average net

    assets:#
    Ratio of expenses.......     0.50%         0.50%        0.50%        0.50%        0.65%
    Ratio of net investment
      income................     5.09%         4.93%        5.43%        3.90%        2.57%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............     0.74%         0.72%        0.72%        0.83%        0.82%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............     4.85%         4.71%        5.21%        3.57%        2.40%
Portfolio turnover rate.....      N/A           N/A          N/A          N/A          N/A
Commission rate per share...      N/A           N/A          N/A          N/A          N/A

                                    For the years ended December 31,             03/29/88*
                             ----------------------------------------------       through
                              1992         1991         1990         1989        12/31/88
                             -------      -------      -------      -------      ---------
Per share operating
  performance:
Net asset value, beginning
  of period................. $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                             -------      -------      -------      -------      ---------
Income from investment
  operations:
  Net investment income.....   0.035        0.057        0.075        0.084         0.056
  Net gains or losses in
    securities (both
    realized and
    unrealized).............   0.000        0.000        0.000        0.000         0.000
                             -------      -------      -------      -------      ---------
  Total from investment
    operations..............   0.035        0.057        0.075        0.084         0.056
                             -------      -------      -------      -------      ---------
Less distributions:
  Dividends from net
    investment income.......   0.035        0.057        0.075        0.084         0.056
Net asset value, end of
  period.................... $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                             -------      -------      -------      -------      ---------
                             -------      -------      -------      -------      ---------
Total return................    3.44%        6.01%        7.80%        8.91%         7.45%
Ratios/supplemental data:
  Net assets, end of period
    (000 omitted)........... $32,861      $32,230      $25,832      $18,891       $ 5,079
  Ratios to average net
    assets:#
    Ratio of expenses.......    0.65%        0.65%        0.65%        0.65%         0.65%
    Ratio of net investment
      income................    3.37%        5.69%        7.53%        8.49%         6.11%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............    0.81%        0.80%        0.88%        0.96%         2.16%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............    3.21%        5.54%        7.30%        8.18%         4.60%
Portfolio turnover rate.....     N/A          N/A          N/A          N/A           N/A
Commission rate per share...     N/A          N/A          N/A          N/A           N/A

* Commencement of operations.

# Short periods have been annualized.

                         CHASE SHORT-INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND
                    FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Short-Intermediate Term Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund seeks to preserve capital by investing in shorter-term securities; it expects the volatility in the principal value of its shorter-term investments to be more limited than that associated with investments in comparable securities having longer maturities. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'

MATURITY. As a matter of operating policy, under normal market conditions the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between two and five years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Short-Intermediate Term Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Management Fee.........................................................    0.50%
12b-1 Fee..............................................................     None
Other Expenses (after estimated waivers and reimbursements)*...........    0.25%
Total Fund Operating Expenses (after estimated waivers and
 reimbursements)*......................................................    0.75%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $8        $24        $42        $ 93

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.62% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Short-Intermediate Term U.S. Government Securities Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Short-Intermediate Term U.S. Government Securities Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.

FINANCIAL HIGHLIGHTS

                                  For the years ended December 31,             04/01/93*
                           ----------------------------------------------       through
                            1997         1996         1995         1994        12/31/93
                           -------      -------      -------      -------      ---------
Per share operating
  performance:
  Net asset value,
    beginning of period... $ 11.66      $ 11.35      $ 10.14      $ 10.24       $ 10.00
                           -------      -------      -------      -------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:

  Net investment income...   0.670        0.600        0.580        0.450         0.290
  Net gains or losses in
    securities (both
    realized and
    unrealized)...........   0.060       (0.290)       0.630       (0.550)       (0.050)
                           -------      -------      -------      -------      ---------
  Total from investment
    operations............   0.730        0.310        1.210       (0.100)        0.240
                           -------      -------      -------      -------      ---------
Less distributions:
  Dividends from net
    investment income.....   0.000        0.000        0.000        0.000         0.000
  Net asset value, end of
    period................ $ 12.39      $ 11.66      $ 11.35      $ 10.14       $ 10.24
                           -------      -------      -------      -------      ---------
                           -------      -------      -------      -------      ---------
Total return..............    6.30%        2.68%       12.01%       (1.05%)        2.43%
Ratios/supplemental data:
Net assets, end of period
  (000 omitted)........... $23,948      $28,551      $28,783      $22,992       $17,391

Ratios to average net
  assets:#
Ratio of expenses.........    0.75%        0.75%        0.75%        0.75%         0.60%
Ratio of net investment
  income..................    5.40%        5.26%        5.38%        4.41%         3.76%
Ratio of expenses without
  waivers and assumption
  of expenses.............    1.01%        0.88%        0.91%        0.96%         1.66%
Ratio of net investment
  income without waivers
  and assumption of
  expenses................    5.14%        5.13%        5.22%        4.20%         2.70%
Portfolio turnover rate...      63%         177%         187%         268%          247%
Commission rate per
  share...................     N/A          N/A          N/A          N/A           N/A

* Commencement of operations.
# Short periods have been annualized.

                     CHASE U.S. GOVERNMENT SECURITIES FUND

                    FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The U.S. Government Securities Fund's objective is to provide current income with emphasis on the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'

MATURITY. As a matter of operating policy, under normal market conditions, the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between five and fifteen years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market. Fixed income securities with longer maturities generally have less stable market values.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the U.S. Government Securities Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier....................................     $8        $24        $42        $ 93

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 3.75% and 4.25%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the U.S. Government Securities Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the U.S. Government Securities Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.

FINANCIAL HIGHLIGHTS

                                    For the years ended December 31,             04/01/93*
                             ----------------------------------------------       through
                              1997         1996         1995         1994        12/31/93
                             -------      -------      -------      -------      ---------
Per share operating
  performance:
Net asset value, beginning
  of period................. $ 12.76      $ 13.01      $ 10.00      $ 10.91       $ 10.00
                             -------      -------      -------      -------      ---------
Income from investment
  operations:
  Net investment income.....   0.750        0.740        0.730        0.620         0.400
  Net gains or losses in
    securities (both
    realized and
    unrealized).............   0.470       (0.990)       2.280       (1.530)        0.510
                             -------      -------      -------      -------      ---------
  Total from investment
    operations..............   1.220       (0.250)       3.010       (0.910)        0.910
                             -------      -------      -------      -------      ---------
Less distributions:
  Dividends from net
    investment income.......   0.000        0.000        0.000        0.000         0.000
Net asset value, end of
  period.................... $ 13.98      $ 12.76      $ 13.01      $ 10.00       $ 10.91
                             -------      -------      -------      -------      ---------
                             -------      -------      -------      -------      ---------
Total return................    9.55%       (1.89%)      30.11%       (8.39%)        9.12%
Ratios/supplemental data:
  Net assets, end of period
    (000 omitted)........... $ 2,928      $ 2,747      $ 2,877      $ 2,628       $ 2,916
  Ratios to average net
    assets:#
    Ratio of expenses.......    0.75%        0.75%        0.75%        0.75%         0.64%

    Ratio of net investment
      income................    5.73%        6.01%        6.38%        6.23%         4.91%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............    3.15%        2.09%        2.22%        2.38%         4.69%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............    3.33%        4.67%        4.91%        4.60%         0.86%
Portfolio turnover rate.....      87%          48%          17%         174%          232%
Commission rate per share...     N/A          N/A          N/A          N/A           N/A

* Commencement of operations.
# Short periods have been annualized.

                       CHASE INTERMEDIATE TERM BOND FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Intermediate Term Bond Fund's objective is to provide current income, with consideration also given to stability of principal.

STYLE AND PORTFOLIO COMPOSITION. Primary investment emphasis is on intermediate term debt securities. Under normal market conditions, at least 70% of the Fund's total assets will be invested in bonds, notes and debentures issued by domestic or foreign issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stocks, although the Fund may acquire common stocks as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to ten years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities are securities rated in the category Baa or higher by Moody's or BBB or higher by S&P or the equivalent by another NRSRO. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Intermediate Term Bond Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $8        $24        $42        $ 93

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.78% and 1.28%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Intermediate Term Bond Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Intermediate Term Bond Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1994 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.

FINANCIAL HIGHLIGHTS

                                          For the years ended December
                                                       31,                    10/03/94*
                                         -------------------------------       through
                                          1997         1996        1995       12/31/94
                                         -------      ------      ------      ---------
Per share operating performance:
Net asset value, beginning of period.... $ 11.89      $11.67      $ 9.99       $ 10.00
                                         -------      ------      ------      ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................   0.560       0.610       0.640         0.150
  Net gains or losses in securities
    (both realized and unrealized)......   0.300      (0.390)      1.040        (0.160)
                                         -------      ------      ------      ---------
  Total from investment operations......   0.860       0.220       1.680        (0.010)
                                         -------      ------      ------      ---------

Less distributions:
  Dividends from net investment
    income..............................   0.000       0.000       0.000         0.000
Net asset value, end of period.......... $ 12.75      $11.89      $11.67       $  9.99
                                         -------      ------      ------      ---------
                                         -------      ------      ------      ---------
Total return............................    7.26%       1.86%      16.79%        (0.32%)
Ratios/supplemental data
  Net assets, end of period (000
    omitted)............................ $18,595      $6,949      $5,031       $ 5,124
  Ratios to average net assets:#
    Ratio of expenses...................    0.75%       0.75%       0.75%         0.75%
    Ratio of net investment income......    5.61%       5.32%       5.89%         6.12%
    Ratio of expenses without waivers
      and assumption of expenses........    1.25%       1.42%       1.43%         1.38%
    Ratio of net investment income
      without waivers and assumption of
      expenses..........................    5.11%       4.65%       5.21%         5.49%

Portfolio turnover rate.................     138%        134%        198%            7%
Commission rate per share...............     N/A         N/A         N/A           N/A

* Commencement of operations.
# Short periods have been annualized.

                               CHASE INCOME FUND

                    FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Income Fund's objective is to invest in securities that earn a high level of current income with consideration also given to safety of principal.

STYLE AND PORTFOLIO COMPOSITION. Investment emphasis is on fixed income securities, primarily domestic debt securities, such as bonds, notes and debentures issued by domestic issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. Under normal market conditions, at least 70% of the Income Fund's total assets will be invested in such securities. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stock, although the Fund may acquire common stock as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.

MATURITY. Under normal market conditions it is expected that the dollar weighted average maturity of the Fund will range between five to fifteen years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.75%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................     $8        $24        $42        $ 93

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.42% and 0.92%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Income Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Income Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.

FINANCIAL HIGHLIGHTS

                                            For the years ended December 31,
                               -----------------------------------------------------------
                                1997        1996        1995        1994          1993+
                               -------     -------     -------     -------     -----------
Per share operating
  performance:
Net asset value, beginning
  of period..................  $ 18.56     $ 18.21     $ 15.39     $ 16.11       $   14.62
                               -------     -------     -------     -------     -----------
Income from investment
  operations:
  Net investment income......    1.140       1.000       0.970       0.840           0.820
  Net gains or losses in
    securities (both realized
    and unrealized)..........    0.480     (0.650)       1.850      (1.560)          0.670
                               -------     -------     -------     -------     -----------
  Total from investment
    operations...............    1.620       0.350       2.820      (0.720)          1.490
                               -------     -------     -------     -------     -----------
Less distributions:
  Dividends from net
    investment income........    0.000       0.000       0.000       0.000           0.000
Net asset value, end of
  period.....................  $ 20.18     $ 18.56     $ 18.21     $ 15.39       $   16.11
                               -------     -------     -------     -------     -----------
                               -------     -------     -------     -------     -----------
Total return.................     8.73%       1.91%      18.38%      (4.47%)         10.18%
Ratios/supplemental data:

  Net assets, end of period
    (000 omitted)............  $51,329     $53,614     $57,452     $52,235       $  76,085
  Ratios to average net
    assets:#
    Ratio of expenses........     0.75%       0.75%       0.75%       0.75%           1.00%
    Ratio of net investment
      income.................     5.82%       5.58%       5.77%       5.43%           5.20%
    Ratio of expenses without
      waivers and assumption
      of expenses............     1.14%       1.07%       1.08%       1.07%           1.09%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses...............     5.43%       5.26%       5.44%      5.11%            5.11%
Portfolio turnover rate......       97%         72%         93%        239%            156%
Commission rate per share....       NA          NA          NA          NA              NA

                                            For the years ended December 31,                        03/29/88*
                             --------------------------------------------------------------          through
                                1992+            1991+            1990+            1989+            12/31/88+
                             -----------      -----------      -----------      -----------      ---------------
Per share operating
  performance:
Net asset value, beginning
  of period................    $   13.90        $   12.22        $   11.47        $   10.39          $ 10.00
                             -----------      -----------      -----------      -----------           ------
Income from investment
  operations:
  Net investment income....        0.880            0.840            0.910            0.850            0.610
  Net gains or losses in
    securities (both
    realized and
    unrealized)............       (0.160)           0.840           (0.160)           0.230           (0.220)
                             -----------      -----------      -----------      -----------           ------
  Total from investment
    operations.............        0.720            1.680            0.750            1.080            0.390
                             -----------      -----------      -----------      -----------           ------
Less distributions:
  Dividends from net
    investment income......        0.000            0.000            0.000            0.000            0.000
Net asset value, end of
  period...................    $   14.62        $   13.90        $   12.22        $   11.47          $ 10.39
                             -----------      -----------      -----------      -----------           ------
                             -----------      -----------      -----------      -----------           ------
Total return...............         5.13%           13.73%            6.60%           10.37%            5.23%
Ratios/supplemental data:
  Net assets, end of period
    (000 omitted)..........    $  64,509        $  41,872        $  19,353        $  13,548          $ 6,095
  Ratios to average net
    assets:#
    Ratio of expenses......         1.00%            1.00%            1.00%            1.00%            1.00%
    Ratio of net investment
      income...............         6.21%            6.57%            7.91%            7.65%            7.97%
    Ratio of expenses
      without waivers and
      assumption of
      expenses.............         1.17%            1.18%            1.24%            1.32%            2.15%
    Ratio of net investment
      income without
      waivers and
      assumption of
      expenses.............         6.04%            6.39%            7.67%            7.33%            6.82%
Portfolio turnover rate....          285%             304%             241%             361%             110%
Commission rate per
  share....................           NA               NA               NA               NA               NA


 *    Commencement of operations.
 #    Short periods have been annualized.
 + Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

                              CHASE BALANCED FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Balanced Fund's objective is to provide a balance of current income and growth of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ a combination of (1) an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe, and (2) an active fixed income management style using primarily domestic debt securities. Under normal market conditions, 30% to 70% of the Fund's total assets will be invested in equity-based securities, which include common stocks and those debt securities and preferred stock that are convertible into common stock. Under normal market conditions, at least 25% of the value of the total assets of the Fund will be invested in U.S. Government securities and fixed income senior securities other than convertible securities. The Fund's adviser may alter the relative portion of the Fund's assets invested in equity-based and fixed income securities depending on its judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies.

EQUITY-BASED INVESTMENTS.
The Fund's equity investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price/earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings growth and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuations given growth potential.

MATURITY. The average maturity of fixed income securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.


MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Balanced Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.61% and 1.36%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Balanced Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Balanced Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.

FINANCIAL HIGHLIGHTS

                                             For the years ended December 31,
                             ----------------------------------------------------------------
                               1997          1996         1995        1994           1993+
                             --------      --------      -------     -------      -----------
Per share operating
  performance:
Net asset value, beginning
  of period................. $  23.66      $  21.25      $ 17.16     $ 17.56        $   16.57
                             --------      --------      -------     -------      -----------
Income from investment
  operations:
  Net investment income.....    0.740         0.630        0.570       0.460            0.470
  Net gains or losses in
    securities
    (both realized and
    unrealized).............    4.860         1.780        3.520      (0.860)           0.520
                             --------      --------      -------     -------      -----------
  Total from investment
    operations..............    5.600         2.410        4.090      (0.400)           0.990
                             --------      --------      -------     -------      -----------
Less distributions:
  Dividends from net
    investment income.......    0.000         0.000        0.000       0.000            0.000
Net asset value, end of
  period.................... $  29.26      $  23.66      $ 21.25     $ 17.16        $   17.56
                             --------      --------      -------     -------      -----------
                             --------      --------      -------     -------      -----------
Total return................    23.67%        11.31%       23.83%      -2.27%            6.01%
Ratios/supplemental data:

  Net assets, end of period
    (000 omitted)........... $ 36,359      $ 22,631      $21,471     $22,802        $  37,276
  Ratios to average net
    assets:#
    Ratio of expenses.......     1.00%         1.00%        1.00%       1.00%            1.00%
    Ratio of net investment
      income................     2.73%         2.82%        2.94%       2.94%            2.78%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............     1.28%         1.17%        1.17%       1.17%            1.10%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............     2.45%         2.65%        2.77%       2.77%            2.68%
Portfolio turnover rate.....       64%           70%          98%        157%             148%
Commission rate per share... $0.07000      $0.07000           NA          NA               NA

                                                     For the years ended December 31,
                            ----------------------------------------------------------------------------------
                                                                                                  03/29/88+
                                                                                                   through
                               1992+            1991+            1990+            1989+           12/31/88+
                            -----------      -----------      -----------      -----------      --------------
Per share operating
  performance:
Net asset value, beginning
  of period................   $   15.73        $   12.67        $   12.50        $   10.57          $10.00
                            -----------      -----------      -----------      -----------          ------
Income from investment
  operations:
  Net investment income....       0.520            0.540            0.640            0.650           0.370
  Net gains or losses in
    securities
    (both realized and
    unrealized)............       0.320            2.520           (0.470)           1.280           0.200
                            -----------      -----------      -----------      -----------          ------
  Total from investment
    operations.............       0.840            3.060            0.170            1.930           0.570
                            -----------      -----------      -----------      -----------          ------
Less distributions:
  Dividends from net
    investment income......       0.000            0.000            0.000            0.000           0.000
Net asset value, end of
  period...................   $   16.57        $   15.73        $   12.67        $   12.50          $10.57
                            -----------      -----------      -----------      -----------          ------
                            -----------      -----------      -----------      -----------          ------
Total return...............        5.32%           24.16%            1.34%           18.26%           7.68%
Ratios/supplemental data:
  Net assets, end of period
    (000 omitted)..........   $  51,092        $  30,542        $  17,373        $  10,965          $2,890
  Ratios to average net
    assets:#
    Ratio of expenses......        1.00%            1.00%            1.00%            1.00%           1.00%
    Ratio of net investment
      income...............        3.33%            3.77%            5.27%            5.35%           4.92%
    Ratio of expenses
      without waivers and
      assumption of
      expenses.............        1.17%            1.20%            1.26%            1.49%           3.83%
    Ratio of net investment
      income without
      waivers and
      assumption of
      expenses.............        3.16%            3.57%            5.01%            4.86%           2.09%
Portfolio turnover rate....         187%             213%             141%             217%             90%
Commission rate per

  share....................          NA               NA               NA               NA              NA

      *  Commencement of operations.
      #  Short periods have been annualized.
      + Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

                            CHASE EQUITY INCOME FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Equity Income Fund's objective is to invest in securities that provide both capital appreciation as well as current income.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on both earnings momentum and value within an income-oriented stock universe. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities, money market instruments and non-income producing equity securities.

EQUITY-BASED INVESTMENTS. The Fund will emphasize companies displaying one or more of the following characteristics: above average dividend yield, a consistent dividend record, below average market volatility, attractive earnings momentum, below market price/earnings ratios, and a market capitalization in excess of $500 million.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Equity Income Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Equity Income Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.

FINANCIAL HIGHLIGHTS

                                           For the years ended December 31,
                             -------------------------------------------------------------
                               1997          1996         1995         1994         1993+
                             --------      --------      -------      -------      -------
Per share operating
  performance:
Net asset value, beginning
  of period................. $  28.21      $  23.93      $ 17.90      $ 18.52      $ 16.49
                             --------      --------      -------      -------      -------
Income from investment
  operations:
  Net investment income.....    0.400         0.430        0.440        0.390        0.350
  Net gains or losses in
    securities (both
    realized and
    unrealized).............    8.360         3.850        5.590       (1.010)       1.680
                             --------      --------      -------      -------      -------
  Total from investment
    operations..............    8.760         4.280        6.030       (0.620)       2.030
                             --------      --------      -------      -------      -------
Less distributions:
  Dividends from net
    investment income.......    0.000         0.000        0.000        0.000        0.000
Net asset value, end of
  period.................... $  36.97      $  28.21      $ 23.93      $ 17.90      $ 18.52
                             --------      --------      -------      -------      -------
                             --------      --------      -------      -------      -------
Total return................    31.50%        17.87%       33.72%       (3.37%)      12.34%
Ratios/supplemental data
  Net assets, end of period
    (000 omitted)........... $ 75,243      $ 63,390      $54,985      $39,296      $41,605
  Ratios to average net
    assets:#

    Ratio of expenses.......     1.00%         1.00%        1.00%        1.00%        0.95%
    Ratio of net investment
      income................     1.16%         1.67%        2.10%        2.13%        1.98%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............     1.11%         1.07%        1.09%        1.12%        1.21%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............     1.05%         1.60%        2.01%        2.01%        1.72%
Portfolio turnover rate.....       14%           24%          11%          42%          40%
Commission rate per share... $0.07000      $0.07000           NA           NA           NA

                                   For the years ended December 31,             03/29/88*
                            ----------------------------------------------       through
                             1992+        1991+        1990+        1989+       12/31/88+
                            -------      -------      -------      -------      ---------
Per share operating
  performance:
Net asset value, beginning
  of period................ $ 15.60      $ 12.79      $ 13.38      $ 10.93       $ 10.00
                            -------      -------      -------      -------      ---------
Income from investment
  operations:
  Net investment income....   0.390        0.460        0.540        0.460         0.340
  Net gains or losses in
    securities (both
    realized and
    unrealized)............   0.500        2.350       (1.130)       1.990         0.590
                            -------      -------      -------      -------      ---------
  Total from investment
    operations.............   0.890        2.810       (0.590)       2.450         0.930
                            -------      -------      -------      -------      ---------
Less distributions:
  Dividends from net
    investment income......   0.000        0.000        0.000        0.000         0.000
Net asset value, end of
  period................... $ 16.49      $ 15.60      $ 12.79      $ 13.38       $ 10.93
                            -------      -------      -------      -------      ---------
                            -------      -------      -------      -------      ---------
Total return...............    5.61%       22.10%       (4.40%)      22.50%        12.44%
Ratios/supplemental data
  Net assets, end of period
    (000 omitted).......... $22,908      $14,092      $ 6,180      $ 4,948       $ 3,782
  Ratios to average net

    assets:#
    Ratio of expenses......    1.00%        1.00%        1.00%        1.00%         1.00%
    Ratio of net investment
      income...............    2.52%        3.25%        4.26%        3.73%         4.37%
    Ratio of expenses
      without waivers and
      assumption of
      expenses.............    1.24%        1.34%        1.46%        1.59%         2.80%
    Ratio of net investment
      income without
      waivers and
      assumption of
      expenses.............    2.28%        2.91%        3.80%        3.14%         2.57%
Portfolio turnover rate....      25%          39%          42%         124%           15%
Commission rate per
  share....................      NA           NA           NA           NA            NA

* Commencement of operations.
# Short periods have been annualized.
+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

                             CHASE CORE EQUITY FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Core Equity Fund's objective is to maximize total investment return through emphasis on long-term capital appreciation and current income consistent with reasonable risk.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within the S&P 500 stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.

EQUITY-BASED INVESTMENTS. The Fund will typically emphasize companies displaying one or more of the following characteristics: superior and stable record of earnings growth relative to the equity markets in general, return on assets and equity equal to or greater than the equity markets averages, and projected earnings growth at a rate equal to or greater than the equity markets, and a market capitalization in excess of $500 million. The Fund's assets will be allocated among both the growth and cyclical sectors of the economy.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Core Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.49% and 1.24%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Core Equity Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Core Equity Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.

FINANCIAL HIGHLIGHTS

                                      For the years ended December 31,              04/01/93*
                              ------------------------------------------------       through
                                1997          1996         1995         1994        12/31/93
                              --------      --------      -------      -------      ---------
Per share operating
 performance:
Net asset value, beginning
 of period..................  $  15.94      $  13.01      $ 10.36      $ 10.80       $ 10.00
                              --------      --------      -------      -------      ---------
Income from investment
 operations:
 Net investment income......     0.140         0.160        0.170        0.180         0.140
 Net gains or losses in
   securities (both realized
   and unrealized)..........     5.170         2.770        2.480       (0.620)        0.660
                              --------      --------      -------      -------      ---------
   Total from investment
     operations.............     5.310         2.930        2.650       (0.440)        0.800
                              --------      --------      -------      -------      ---------
Less distributions:
 Dividends from net
   investment income........     0.000         0.000        0.000        0.000         0.000
Net asset value, end of
 period.....................  $  21.25      $  15.94      $ 13.01      $ 10.36       $ 10.80
                              --------      --------      -------      -------      ---------
                              --------      --------      -------      -------      ---------
Total return................     33.33%        22.54%       25.53%       (4.03%)        7.95%
Ratios/supplemental data:
 Net assets, end of period
   (000 omitted)............  $ 51,398      $ 28,584      $24,367      $21,035       $11,718
 Ratios to average net
   assets:#
   Ratio of expenses........      1.00%         1.00%        1.00%        1.00%         0.79%
   Ratio of net investment
     income.................      0.74%         1.10%        1.44%        1.68%         1.84%

   Ratio of expenses without
     waivers and assumption
     of expenses............      1.20%         1.14%        1.17%        1.27%         2.74%
   Ratio of net investment
     income without waivers
     and assumption of
     expenses...............      0.54%         0.96%        1.27%        1.41%        -0.11%
Portfolio turnover rate.....        24%           29%         133%         129%           83%
Commission rate per share...  $0.07000      $0.07000           NA           NA            NA

* Commencement of operations.
# Short periods have been annualized.

                            CHASE EQUITY GROWTH FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Equity Growth Fund's objective is to provide capital appreciation. Current income is a secondary objective.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.

EQUITY-BASED INVESTMENTS. The Fund's investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price-earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuation given growth potential.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Premier Shares.............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.37% and 1.12%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Equity Growth Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Equity Growth Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1992 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report. Information for periods prior to the fiscal year ended December 31, 1992 have been examined by other accountants whose opinion was unqualified.

FINANCIAL HIGHLIGHTS

                                             For the years ended December 31,
                             -----------------------------------------------------------------
                               1997          1996         1995         1994           1993+
                             --------      --------      -------      -------      -----------
Per share operating
  performance:
Net asset value, beginning
  of period................. $  27.95      $  23.20      $ 18.44      $ 18.61        $   18.16
                             --------      --------      -------      -------      -----------
Income from investment
  operations:
  Net investment income.....    0.070         0.100        0.170        0.200            0.200
  Net gains or losses in
    securities
    (both realized and
    unrealized).............   10.340         4.650        4.590      (0.370)            0.250
                             --------      --------      -------      -------      -----------
  Total from investment
    operations..............   10.410         4.750        4.760      (0.170)            0.450
                             --------      --------      -------      -------      -----------
Less distributions:
  Dividends from net
    investment income.......    0.000         0.000        0.000        0.000            0.000
Net asset value, end of
  period.................... $  38.36      $  27.95      $ 23.20      $ 18.44        $   18.61
                             --------      --------      -------      -------      -----------
                             --------      --------      -------      -------      -----------
Total return................    37.20%        20.52%       25.78%       (0.90%)           2.48%
Ratios/supplemental data:
  Net assets, end of
    period.................. $ 76,730      $ 57,328      $45,578      $36,683        $  30,648
  Ratios to average net
    assets:#

    Ratio of expenses.......     1.00%         1.00%        1.00%        1.00%            0.96%
    Ratio of net investment
      income................     0.20%         0.41%        0.78%        1.07%            1.12%
    Ratio of expenses
      without waivers and
      assumption of
      expenses..............     1.11%         1.08%        1.10%        1.17%            1.21%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses..............     0.09%         0.33%        0.68%        0.90%            0.87%
Portfolio turnover rate.....       35%           62%          99%         116%              97%
Commission rate per share... $0.07000      $0.07000           NA           NA               NA

                                             For the years ended December 31,                        03/29/88*
                              --------------------------------------------------------------          through
                                 1992+            1991+            1990+            1989+            12/31/88+
                              -----------      -----------      -----------      -----------      ---------------
Per share operating
  performance:
Net asset value, beginning
  of period..................   $   17.06        $   12.96        $   13.15        $   10.48          $ 10.00
                              -----------      -----------      -----------      -----------           ------
Income from investment
  operations:
  Net investment income......       0.190            0.260            0.260            0.360            0.140
  Net gains or losses in
    securities
    (both realized and
    unrealized)..............       0.910            3.840           (0.450)           2.310            0.340
                              -----------      -----------      -----------      -----------           ------
  Total from investment
    operations...............       1.100            4.100           (0.190)           2.670            0.480
                              -----------      -----------      -----------      -----------           ------
Less distributions:
  Dividends from net
    investment income........       0.000            0.000            0.000            0.000            0.000
Net asset value, end of
  period.....................   $   18.16        $   17.06        $   12.96        $   13.15          $ 10.48
                              -----------      -----------      -----------      -----------           ------
                              -----------      -----------      -----------      -----------           ------
Total return.................        6.43%           31.69%           (1.45%)          25.73%            6.15%
Ratios/supplemental data
  Net assets, end of
    period...................   $  25,514        $  16,716        $   5,357        $   2,839          $ 2,576
  Ratios to average net
    assets:#
    Ratio of expenses........        1.00%            1.00%            1.00%            1.00%            1.00%
    Ratio of net investment
      income.................        1.16%            1.73%            2.03%            2.95%            1.84%
    Ratio of expenses without
      waivers and assumption
      of expenses............        1.23%            1.32%            1.56%            1.91%            2.92%
    Ratio of net investment
      income without waivers
      and assumption of
      expenses...............        0.93%            1.41%            1.47%            2.04%           -0.08%
Portfolio turnover rate......          99%             135%             156%             235%              80%
Commission rate per share....          NA               NA               NA               NA               NA

* Commencement of operations.
# Short periods have been annualized.

+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

                        CHASE SMALL CAPITALIZATION FUND

                   FUND OBJECTIVE AND INVESTMENT APPROACH

OBJECTIVE. The Small Cap Fund's objective is to provide capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration of the Fund.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on delivering risk and return characteristics representative of a small capitalization asset class. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities of small cap issuers. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of mid and large cap companies, fixed income securities and money market instruments.

EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: above market average price/earnings ratios and price/book ratios, below average dividend yield and above average market volatility. In addition, small capitalization companies will be emphasized that possess one or more of the following: high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a sound financial position and a relatively high rate of return of invested capital so that future growth can be financed from internal sources. The Fund primarily targets companies with market capitalizations of $100 million to $1 billion at time of purchase. Purchases are a direct result of a disciplined stock selection process focusing on identifying attractively valued stock of companies with positive business fundamentals.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in smaller companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Small Cap Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................    None
Other Expenses (after estimated waivers and reimbursements*...........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements*.....................................................   1.00%

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                              1 Year    3 Years    5 Years    10 Years
                                              ------    -------    -------    --------
  Premier Shares...........................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.54% and 1.29%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             FINANCIAL HIGHLIGHTS

Effective January 1, 1998, the Small Capitalization Fund series (the 'Predecessor Fund') of the AVESTA Trust was converted into the Small Capitalization Fund. The table set forth below provides selected per share data and ratios for one Unit of the Predecessor Fund. This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of the Annual Report by contacting the Fund. The Financial Highlights for the periods ended December 31, 1993 through December 31, 1997 have been audited by Price Waterhouse LLP, whose unqualified report is included in the Annual Report.

FINANCIAL HIGHLIGHTS

                                  For the years ended December 31,           04/01/93*
                            ---------------------------------------------     through
                               1997          1996        1995       1994     12/31/93
                            ----------    ----------    -------    ------    ---------
Per share operating
  performance:
Net asset value, beginning
  of
  period..................  $    17.55    $    13.41    $ 10.23    $10.89     $ 10.00
                            ----------    ----------    -------    ------    ---------
Income from investment
  operations:
  Net investment income...       0.020         0.010      0.050     0.060       0.020
  Net gains or losses in
    securities
    (both realized and
    unrealized)...........       4.210         4.130      3.130    (0.720)      0.870
                            ----------    ----------    -------    ------    ---------
  Total from investment
    operations............       4.230         4.140      3.180    (0.660)      0.890
                            ----------    ----------    -------    ------    ---------
Less distributions:
  Dividends from net
    investment income.....       0.000         0.000      0.000     0.000       0.000
Net asset value, end of
  period..................  $    21.78    $    17.55    $ 13.41    $10.23     $ 10.89
                            ----------    ----------    -------    ------    ---------
                            ----------    ----------    -------    ------    ---------
Total return..............       24.08%        30.88%     31.14%    (6.12%)      8.94%
Ratios/supplemental data:
  Net assets, end of
    period (000
    omitted)..............  $   40,028    $   20,750    $12,848    $9,267     $ 9,838
  Ratios to average net
    assets:#

    Ratio of expenses.....        1.00%         1.00%      1.00%     1.00%       0.82%
    Ratio of net
      investment income...        0.13%         0.04%      0.46%     0.55%       0.28%
    Ratio of expenses
      without waivers and
      assumption of
      expenses                    1.40%         1.37%      1.50%     1.60%       2.46%
    Ratio of net
      investment income
      without waivers and
      assumption of
      expenses............       (0.27%)       (0.33%)    (0.04%)   (0.05%)     (1.36%)
Portfolio turnover rate...          43%           68%        89%      120%        161%
Commission rate per
  share...................  $  0.07000    $  0.07000        N/A       N/A         N/A

* Commencement of operations.
# Short periods have been annualized.

COMMON INVESTMENT POLICIES

Although the Money Market Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Each Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, a Fund may invest without limitation in these instruments. At times when the advisers of the Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund, or Small Cap Fund (the 'Equity Funds') deem it advisable to limit the Fund's exposure to the equity markets, each Equity Fund may invest without limitation in investment grade fixed income securities (exclusive of any investments in money market instruments). To the extent a Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Fixed income securities in each Fund's portfolio may include, to the extent permitted by the Fund's investment policies, bonds, notes, mortgage-related securities, asset-backed securities, government and government agency and instrumentality obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

In determining the credit quality of a fixed income security, each Fund's adviser will consider the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

In making investment decisions for the Short-Intermediate Term Fund, the U.S. Government Securities Fund, the Intermediate Term Bond Fund and the Income Fund (the 'Fixed Income Funds'), each such Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. Each Fixed Income Fund's adviser will adjust such Fund's investments in particular securities or types of securities based upon its appraisal of changing economic conditions and trends. Each Fixed Income Fund's adviser may sell one security and purchase another security of comparable quality and maturity in order to take advantage of what it believes to be short-term differentials in market values or yield disparities.

The maturity of securities with put features will be measured based on the next put date, and the maturity of mortgage-backed and asset-backed securities will be based on their weighted average lives.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. See 'Unique Characteristics of Master/Feeder Structure.'

The Funds are classified as 'diversified' funds under federal securities laws.

No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

FOREIGN SECURITIES. The Money Market Fund may invest up to 30% of its total assets in securities of foreign governments and supranational agencies. The Money Market Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Each other Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts.

Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if a Fund invests in emerging market securities.

DEPOSITARY RECEIPTS. Each of the Equity Funds, the Intermediate Term Bond Fund and the Income Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, 'Depositary Receipts'). Each Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

SUPRANATIONAL AND ECU OBLIGATIONS. Each Fund may invest in debt securities issued by supranational organizations, which include organizations such as The World Bank,

the European Community, the European Coal and Steel Community and the Asian Development Bank. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing. Each such Fund may also invest in securities denominated in the ECU, which is a 'basket' consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. Each Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as 'leveraging.' Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Funds would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

CONVERTIBLE SECURITIES. Each Fund other than the Money Market Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other registered investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees will be charged by such other investment companies.

ZERO COUPON SECURITIES, PAYMENT-IN-KIND OBLIGATIONS AND STRIPPED OBLIGATIONS. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in zero coupon securities issued by governmental issuers and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Each Fund other than the Money Market Fund may invest in payment-in-kind obligations. Payment-in-kind obligations are obligations on which the interest is payable in additional securities rather than cash. The Short-Intermediate Term Fund and the U.S. Government Securities Fund may invest without limitation and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as 'STRIPS.' The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may

invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which a Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a 'tender fee' to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

REAL ESTATE INVESTMENT TRUSTS. Equity investments may include shares of real estate investment trusts ('REITs'). REITs are pooled investment vehicles which invest primarily in income-producing real estate ('equity trust') or real estate related loans or interests ('mortgage trusts'). The value of equity trusts will depend upon the value of the underlying properties, and the value of the mortgage trusts will be sensitive to the value of the underlying loans or interests. The value of REITs may decline when interest rates rise.

INVERSE FLOATERS AND INTEREST RATE CAPS. Each of the Fixed Income Funds may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rates changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure. No Fund has any present intention to invest in inverse floaters or securities with interest rate caps.

MORTGAGE-RELATED SECURITIES. Each Equity Fund may invest in investment grade mortgage-related securities. The Intermediate Term Bond Fund and Income Fund each may invest up to two-thirds of its total assets in investment grade mortgage-related securities. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in mortgage-related U.S. Government Securities. Mortgage pass-through securities are securities representing interests in 'pools' of mortgages in which payments of both interest and principal on the securities are made monthly, in effect 'passing through' monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by a Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income, fixed maturity securities which have no prepayment or call features.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

Each Fund other than the Money Market Fund may also invest in investment grade Collateralized Mortgage Obligations ('CMOs'), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

Each Fund other than the Money Market Fund may invest in principal-only or interest-only stripped mortgage-backed securities.

Stripped mortgage-backed securities have greater volatility than other types of mortgage-related securities. Stripped mortgage-backed securities which are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. In addition, stripped mortgage securities may be illiquid.

The Funds expect that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, a Fund may consider making investments in such securities.

DOLLAR ROLLS. Each Fund other than the Money Market Fund may enter into mortgage 'dollar rolls' in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.

ASSET-BACKED SECURITIES. Each Fund may invest in investment grade asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

DERIVATIVES AND RELATED INSTRUMENTS. Each Fund other than the Money Market Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover a Fund's obligations. Each such Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. No Fund is required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of a Fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, 'program trading,' and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. It is intended that the Money Market Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of each Fund's buy and sell transactions will vary from year to year. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from (a) investing more than 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry (excluding (i) U.S. Government obligations and (ii) with respect to the Money Market Fund, bank obligations. Each 'diversified' Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations) or hold more than 10% of the voting securities of any issuer. In addition, in order to comply with federal securities regulations relating to money market funds, the Money Market Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations). A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in any such Fund's investment objective, shareholders will be given at least 30 days' prior written notice.

RISK FACTORS

There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by such Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities.

The Money Market Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.


The net asset value of the shares of each Fund (other than the Money Market
Fund) will fluctuate based on the value of the securities in the Fund's portfolio. The Fixed Income Funds are subject to the general risks and considerations associated with fixed income investing, as well as the risks discussed herein. The Equity Funds are subject to the general risks and considerations associated with equity and, to the extent they invest in fixed income securities, fixed income investing, as well as the risks discussed herein.

The performance of each Fixed Income Fund and, to the extent it invests in fixed income securities, each Equity Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by a Fund tends to decrease. This effect will be more pronounced with respect to investments by a Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Except as indicated in its investment policies, there is no restriction on the maturity of a Fund's portfolio or any individual portfolio security, and to the extent a Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of a Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by a Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed income securities in which a Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S. Government Securities. Securities rated in the category Baa by Moody's or BBB by S&P or the equivalent by another NRSRO lack certain investment characteristics and may have speculative characteristics.

To the extent permitted by its investment objective and policies, each Fund may invest in the securities of small or mid cap companies. The securities of small to mid cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies.

Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

For a discussion of certain other risks associated with each Fund's additional investment activities, see 'Other Investment Practices' above.

MANAGEMENT

THE FUNDS' ADVISERS

Chase acts as investment adviser to the Funds pursuant to an Investment Advisory

Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Funds, Chase is entitled to receive an annual fee equal to the percentage of the average daily net assets of each Fund set forth below:

                                Fee
Fund                           Rate
-----------------------------  -----
Money Market Fund............  0.30%
Short-Intermediate Term U.S.
  Government Securities
    Fund ....................  0.50%
U.S. Government Securities
 Fund........................  0.50%
Intermediate Term Bond
 Fund........................  0.50%
Income Fund..................  0.50%
Balanced Fund................  0.75%
Equity Income Fund...........  0.75%
Core Equity Fund.............  0.75%
Equity Growth Fund...........  0.75%
Small Cap Fund...............  0.75%

Chase Texas serves as sub-investment adviser to the Funds under a Sub-Investment Advisory Agreement between Chase and Chase Texas. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. Chase Texas makes investment decisions for the Funds on a day-to-day basis. For these services, Chase Texas is entitled to receive a fee, payable by Chase, at the percentage of the average daily net assets of each Fund set forth below:

                               Fee
Fund                           Rate
----------------------------- ------
Money Market Fund............  0.15%
Short-Intermediate Term U.S.
  Government Securities
    Fund ....................  0.25%
U.S. Government Securities
 Fund .......................  0.25%
Intermediate Term Bond
 Fund........................  0.25%
Income Fund..................  0.25%

Balanced Fund................ 0.375%
Equity Income Fund........... 0.375%
Core Equity Fund............. 0.375%
Equity Growth Fund........... 0.375%
Small Cap Fund............... 0.375%

Chase Texas is located at 712 Main Street, Houston, Texas 77002. Prior to January 1, 1998, Chase Texas acted as trustee of the AVESTA Trust and, as trustee, was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

PORTFOLIO MANAGERS. Guy Barba, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Money Market Fund since April 1993 and the Short-Intermediate Term Fund since its inception. Mr. Barba has been employed by Chase Texas since 1988.

H. Mitchell Harper, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Intermediate Term Bond Fund since its inception. Mr. Harper has been employed by Chase Texas since 1987.

John Miller, a Senior Investment Officer at Chase Texas, has served as the portfolio manager for each of the Income Fund and the fixed income portion of the Balanced Fund since July 1994 and for the U.S. Government Securities Fund since June 1995. Mr. Miller has been employed with Chase Texas since 1986.

Henry Lartigue, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for the Equity Growth Fund since July 1994, the equity portion of the Balanced Fund since July 1994 and the Core Equity Fund since January 1996. Between July 1992 and July 1994, Mr. Lartigue was self-employed as a registered investment adviser.

Robert Heintz, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Equity Income Fund since its inception. Mr. Heintz has been employed by Chase Texas since 1983.

Juliet Ellis, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Small Cap Fund since September 1993. Ms. Ellis has been employed by Chase Texas since 1987. Prior to becoming portfolio manager for the Small Cap Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.

HOW TO BUY, SELL AND EXCHANGE SHARES

HOW TO BUY SHARES

Premier Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ('Financial Intermediaries') who have entered into an agreement with the Funds' distributor on each business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ('Fund Business Day'). The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time.

Premier Shares are purchased at their public offering price, which is their next determined net asset value. Orders received by Financial Intermediaries in proper form prior to the New York Stock Exchange closing time are confirmed at that day's net asset value, provided that the order is received by the Chase Funds Service Center prior to its close of business. Orders are in proper form only after funds are converted to federal funds. Financial Intermediaries are responsible for forwarding orders for the purchase of shares on a timely basis. Premier Shares will be maintained in book entry form and share certificates will not be issued.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

Financial Intermediaries may offer additional services to their customers, including customized procedures for the purchase and redemption of Premier Shares, such as pre-authorized or systematic purchase and withdrawal programs, 'sweep' checking programs, cash advances, automated access and direct demand deposit debit.

MINIMUM INVESTMENTS. Each Fund has established a minimum initial investment amount of $100,000 for the purchase of Premier Shares. Financial Intermediaries must maintain an average account balance of $100,000 in the Premier Shares of a Fund at all times. There is no minimum for subsequent investments. Financial Intermediaries may impose their own initial and subsequent investment minimums on customers who purchase shares through them.

HOW TO SELL SHARES

Shares may be redeemed at any time at the net asset value next determined after a redemption request in proper form is furnished to your Financial Intermediary and transmitted to and received by the Chase Funds Service Center.

The price you receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange. Your Financial Intermediary will be responsible for furnishing all necessary documentation to the Chase Funds Service Center, and may charge you for its services.

The Funds generally send your Financial Intermediary payment for your shares in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

If a Financial Intermediary is authorized to act upon redemption and transfer instructions received by telephone from an investor and the Financial Intermediary fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor the investor's Financial Intermediary nor any of their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Funds Service Center.

HOW TO EXCHANGE SHARES

You can exchange your shares for Premier Shares of other Chase Funds if permitted by your Financial Intermediary. Any exchange requests should be made through your Financial

Intermediary. The description of the other Fund into which shares are being exchanged, which appears in this Prospectus, should be read carefully and this Prospectus should be retained for future reference.

For federal income tax purposes, an exchange between Funds is treated as a sale of shares and generally results in capital gain or loss.

HOW THE FUNDS VALUE THEIR SHARES

MONEY MARKET FUND. The net asset value of each class of shares of the Money Market Fund is currently determined as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. The portfolio securities of the Money Market Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under 'Common Investment Policies.' This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of the Fund at intervals it deems appropriate to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized costs. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

NON-MONEY MARKET FUNDS. The net asset value of each class of each other Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

MONEY MARKET FUND. The net investment income (i.e., a Fund's investment company taxable income as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code') without regard to the deduction for dividends paid) of each class of shares of the Money Market Fund is declared as a dividend to the shareholders each Fund Business

Day. Dividends are declared as of the time of day which corresponds to the latest time on that day the Fund's net asset value is determined. Shares begin accruing dividends on the day that the order is received in proper form by the Fund. Dividends are distributed monthly. The Money Market Fund does not expect to realize net capital gain (i.e., the excess of a Fund's net long-term capital gains over short-term capital losses).

NON-MONEY MARKET FUNDS. Each Fixed Income Fund declares dividends daily and distributes any net investment income at least monthly. Each Equity Fund distributes any net investment income at least quarterly. Each Fund other than the Money Market Fund (which does not expect to earn net capital gain) distributes any net capital gain at least annually.

GENERAL. You can choose from three distribution options if made available by your Financial Intermediary: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting net capital gain distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your Financial Intermediary in writing. If you do not select an option when you open your account, all distributions will be reinvested.

Each Fund intends to qualify as a 'regulated investment company' for federal income tax purposes under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. If a Fund does not qualify as a regulated investment company for any taxable year or does not meet certain other requirements, such Fund will be subject to tax on all of its taxable income and gains.

All Fund distributions of net investment income (which term shall include short-term capital gains) will be taxable as ordinary income. Any distributions of net capital gain which are designated as 'capital gain dividends' will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

A portion of the ordinary income dividends paid by certain Funds may qualify for the 70% dividends-received deduction for corporate shareholders.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify your Financial Intermediary of the amount and tax status of distributions paid for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION CONCERNING THE FUNDS

For shareholders that bank with Chase or Chase Texas, Chase or Chase Texas may aggregate investments in the Chase Funds with balances held in Chase or Chase Texas bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase, Chase Texas and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR AND DISTRIBUTOR

CFD Fund Distributors, Inc. ('CFD') acts as the Funds' sub-administrator and distributor. CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. CFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. CFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.

CUSTODIAN

Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of a Fund. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust on September 23, 1997 (the 'Trust'). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

Premier Shares may be purchased only by shareholders who are able to meet the minimum investment requirement. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust was formed to receive the assets of the AVESTA Trust, a Texas trust ('AVESTA'). Pursuant to a conversion and re-domiciling which was effective January 1, 1998, the Money Market Fund, Short-Term Intermediate Term Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund and Small Cap Fund each acquired the assets of a corresponding series of AVESTA in exchange for Premier Shares of such Fund.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a 'Portfolio'). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. In the event that a Fund adopts a master/feeder structure and invests all its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice. For additional information regarding the master/feeder structure, see the SAI.


PERFORMANCE INFORMATION

MONEY MARKET FUND. The Money Market Fund advertises its annualized 'yield' and its 'effective yield.' Annualized 'yield' is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the 'yield') will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. 'Effective yield' is the annualized 'yield' calculated assuming the reinvestment of the income earned during each week of the 52-week period. The 'effective yield' will be slightly higher than the 'yield' due to the compounding effect of this assumed reinvestment.

NON-MONEY MARKET FUNDS. The investment performance of each Fund other than the Money Market Fund may from to time be included in advertisements about the Fund. 'Yield' is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

'Total return' for the one-, five-and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

GENERAL. All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1201 Louisiana
Houston, Texas 77002